Pension and Severance Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 2,753	¥ 2,217
Noncurrent liabilities	(308,421)	(357,069)
Ending balance	(305,668)	(354,852)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	6,251	7,102
Current liabilities	(3,114)	(2,892)
Noncurrent liabilities	(96,402)	(104,744)
Ending balance	¥ (93,265)	¥ (100,534)